Schedule of Investments (unaudited) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.3%

Aerospace & Defense — 2.6%
Boeing Co. (The)	806	$306,659
HEICO Corp.	1,122	140,115
HEICO Corp., Class A	1,015	98,770
Lockheed Martin Corp.	6,312	2,462,059
Northrop Grumman Corp.	1,059	396,903
Parsons Corp.(a)	2,245	74,040
Raytheon Co.	3,887	762,590
Teledyne Technologies, Inc.(a)	602	193,838

		4,434,974

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	7,796	660,945
Expeditors International of Washington, Inc.	283	21,024
Hub Group, Inc., Class A(a)	4,489	208,738

		890,707

Auto Components — 0.2%
Dana, Inc.	18,270	263,819
Goodyear Tire & Rubber Co. (The)	4,604	66,320

		330,139

Automobiles — 0.4%
Ford Motor Co.	33,422	306,145
Tesla, Inc.(a)	657	158,252
Thor Industries, Inc.(b)	2,650	150,096

		614,493

Banks — 4.1%
Bank of America Corp.	37,751	1,101,197
BOK Financial Corp.	346	27,386
CIT Group, Inc.	350	15,858
Citizens Financial Group, Inc.(b)	29,997	1,060,994
Cullen/Frost Bankers, Inc.(b)	2,940	260,337
East West Bancorp, Inc.(b)	4,287	189,871
First Citizens BancShares, Inc., Class A	83	39,139
First Horizon National Corp.	13,586	220,093
IBERIABANK Corp.	325	24,550
Independent Bank Group, Inc.	386	20,307
JPMorgan Chase & Co.(b)	15,159	1,784,063
National Bank Holdings Corp., Class A	607	20,753
Pinnacle Financial Partners, Inc.	816	46,308
PNC Financial Services Group, Inc. (The)	181	25,369
Republic First Bancorp, Inc.(a)	25,113	105,475
Sandy Spring Bancorp, Inc.	2,013	67,858
South State Corp.	322	24,247
SVB Financial Group(a)	182	38,029
Texas Capital Bancshares, Inc.(a)	1,703	93,069
US Bancorp	1,244	68,843
Webster Financial Corp.	2,163	101,380
Wells Fargo & Co.	18,720	944,237
Western Alliance Bancorp(a)	10,040	462,643
Zions Bancorp(b)	3,504	155,998

		6,898,004

Beverages — 1.0%
Brown-Forman Corp., Class B(b)	970	60,897
Coca-Cola Co. (The)	1,720	93,637
Molson Coors Brewing Co., Class B(b)	1,007	57,902
Monster Beverage Corp.(a)	4,126	239,556
PepsiCo, Inc.	8,775	1,203,052

		1,655,044

Biotechnology — 3.5%
AbbVie, Inc.	14,468	1,095,517
Amgen, Inc.	4,026	779,071

Security	Shares	Value

Biotechnology (continued)
Biogen, Inc.(a)	1,048	$243,995
Celgene Corp.(a)	4,035	400,675
Gilead Sciences, Inc.	36,214	2,295,243
Immunic, Inc.(a)(b)	2,947	29,676
Incyte Corp.(a)	1,168	86,701
Prevail Therapeutics, Inc.(a)	652	8,007
Regeneron Pharmaceuticals, Inc.(a)	1,965	545,091
Vertex Pharmaceuticals, Inc.(a)	2,875	487,083

		5,971,059

Building Products — 0.7%
Allegion plc	9,817	1,017,532
Resideo Technologies, Inc.(a)	5,472	78,523

		1,096,055

Capital Markets — 2.7%
Charles Schwab Corp. (The)	19,775	827,188
CME Group, Inc.	3,441	727,221
Evercore, Inc., Class A	3,503	280,590
FactSet Research Systems, Inc.	88	21,382
Hamilton Lane, Inc., Class A	273	15,550
Intercontinental Exchange, Inc.	6,766	624,299
Morgan Stanley	29,458	1,256,973
Stifel Financial Corp.	737	42,289
TD Ameritrade Holding Corp.(b)	15,423	720,254
Westwood Holdings Group, Inc.	1,973	54,593

		4,570,339

Chemicals — 1.2%
Air Products & Chemicals, Inc.	6,747	1,496,889
Ecolab, Inc.	2,567	508,369
Scotts Miracle-Gro Co. (The)(b)	268	27,288

		2,032,546

Communications Equipment — 1.2%
Acacia Communications, Inc.(a)	211	13,799
Calix, Inc.(a)	8,850	56,551
Ciena Corp.(a)	2,952	115,807
Cisco Systems, Inc.	36,304	1,793,781

		1,979,938

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	13,590	601,086
EMCOR Group, Inc.	654	56,322
Fluor Corp.	802	15,342
MasTec, Inc.(a)	2,788	181,025

		853,775

Consumer Finance — 1.4%
Ally Financial, Inc.	3,282	108,831
American Express Co.	10,625	1,256,725
Capital One Financial Corp.	3,384	307,876
Credit Acceptance Corp.(a)	79	36,444
Discover Financial Services	6,749	547,276
Green Dot Corp., Class A(a)	3,715	93,804
World Acceptance Corp.(a)	204	26,012

		2,376,968

Containers & Packaging — 0.4%
Westrock Co.	18,348	668,785

Diversified Consumer Services — 0.4%
frontdoor, Inc.(a)	3,230	156,881
H&R Block, Inc.(b)	18,878	445,898

		602,779

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	16,397	$3,410,904

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	8,034	304,006
CenturyLink, Inc.	10,931	136,419
Cogent Communications Holdings, Inc.(b)	3,534	194,723
Verizon Communications, Inc.	31,085	1,876,291

		2,511,439

Electric Utilities — 2.3%
Alliant Energy Corp.	15,351	827,880
El Paso Electric Co.	228	15,294
IDACORP, Inc.	9,096	1,024,846
Pinnacle West Capital Corp.	6,149	596,883
Xcel Energy, Inc.	20,786	1,348,804

		3,813,707

Electrical Equipment — 1.1%
AMETEK, Inc.	7,708	707,748
Generac Holdings, Inc.(a)(b)	7,479	585,905
Hubbell, Inc.	4,810	632,034

		1,925,687

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	3,021	372,308
Fitbit, Inc., Class A(a)	41,977	159,932
National Instruments Corp.	17,514	735,413
SYNNEX Corp.	1,154	130,287

		1,397,940

Energy Equipment & Services — 0.4%
Archrock, Inc.	27,487	274,045
Oil States International, Inc.(a)	1,493	19,857
Pacific Drilling SA(a)	1,852	7,241
Parker Drilling Co.(a)	906	17,141
Patterson-UTI Energy, Inc.	5,728	48,974
ProPetro Holding Corp.(a)	5,628	51,159
Seadrill Ltd.(a)	29	61
Transocean Ltd.(a)	46,146	206,273

		624,751

Entertainment — 0.7%
Electronic Arts, Inc.(a)	287	28,074
IMAX Corp.(a)	1,551	34,044
Live Nation Entertainment, Inc.(a)	359	23,816
Netflix, Inc.(a)	951	254,507
Spotify Technology SA(a)	1,491	169,974
Take-Two Interactive Software, Inc.(a)	891	111,678
Viacom, Inc., Class A	1,965	51,601
Viacom, Inc., Class B	16,852	404,954
Zynga, Inc., Class A(a)	18,498	107,658

		1,186,306

Equity Real Estate Investment Trusts (REITs) — 4.0%
Brandywine Realty Trust	7,442	112,746
Host Hotels & Resorts, Inc.	12,187	210,713
Lamar Advertising Co., Class A	4,175	342,058
National Storage Affiliates Trust	7,050	235,259
Outfront Media, Inc.	16,748	465,259
Park Hotels & Resorts, Inc.	32,196	803,934
Prologis, Inc.	24,833	2,116,268
RLJ Lodging Trust	25,928	440,517
SBA Communications Corp.(a)	1,218	293,721
Simon Property Group, Inc.	11,492	1,788,730

		6,809,205

Security	Shares	Value

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,125	$900,344
Performance Food Group Co.(a)	9,279	426,927
Rite Aid Corp.(a)(b)	5,482	38,100
Walmart, Inc.	10,977	1,302,750

		2,668,121

Food Products — 1.6%
General Mills, Inc.	18,407	1,014,594
Hershey Co. (The)	9,218	1,428,698
J&J Snack Foods Corp.	1,545	296,640

		2,739,932

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	3,125	284,500

Health Care Equipment & Supplies — 2.2%
Danaher Corp.(b)	8,849	1,278,061
IDEXX Laboratories, Inc.(a)	319	86,746
Medtronic plc	4,904	532,673
Penumbra, Inc.(a)	508	68,321
SmileDirectClub, Inc.(a)	19,998	277,572
Stryker Corp.	7,031	1,520,805

		3,764,178

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	6,766	557,045
AMN Healthcare Services, Inc.(a)	356	20,491
Anthem, Inc.	4,589	1,101,819
Cardinal Health, Inc.	1,552	73,239
Chemed Corp.	306	127,776
Cigna Corp.	2,899	440,039
CVS Health Corp.	17,194	1,084,426
Humana, Inc.	125	31,959
McKesson Corp.	468	63,957
UnitedHealth Group, Inc.	5,519	1,199,389
WellCare Health Plans, Inc.(a)	283	73,345

		4,773,485

Health Care Technology — 0.7%(a)
Medidata Solutions, Inc.	337	30,836
Veeva Systems, Inc., Class A	7,422	1,133,265

		1,164,101

Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(b)	10,717	256,672
Choice Hotels International, Inc.(b)	571	50,796
Churchill Downs, Inc.	588	72,591
Darden Restaurants, Inc.	13,721	1,622,097
Domino’s Pizza, Inc.	1,015	248,259
Extended Stay America, Inc.	40,399	591,441
International Game Technology plc(b)	4,395	62,453
Las Vegas Sands Corp.(b)	5,271	304,453
McDonald’s Corp.	2,520	541,069
Penn National Gaming, Inc.(a)(b)	9,923	184,816
Planet Fitness, Inc., Class A(a)	2,387	138,136
Royal Caribbean Cruises Ltd.	2,148	232,693
Six Flags Entertainment Corp.	648	32,912
Texas Roadhouse, Inc.	5,688	298,734
Vail Resorts, Inc.	616	140,177

		4,777,299

Household Durables — 0.3%
DR Horton, Inc.	8,374	441,394
Helen of Troy Ltd.(a)	328	51,712

		493,106

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.4%
Church & Dwight Co., Inc.	17,802	$1,339,422
Clorox Co. (The)	224	34,019
Kimberly-Clark Corp.	4,074	578,712
Procter & Gamble Co. (The)	2,652	329,856

		2,282,009

Industrial Conglomerates — 0.5%
Roper Technologies, Inc.	2,411	859,763

Insurance — 3.3%
Aflac, Inc.	1,113	58,232
Allstate Corp. (The)	7,321	795,646
Arthur J Gallagher & Co.	3,772	337,858
Cincinnati Financial Corp.	3,211	374,627
First American Financial Corp.	12,192	719,450
Globe Life, Inc.	4,868	466,160
Kinsale Capital Group, Inc.	2,001	206,723
Lincoln National Corp.	2,752	166,001
MetLife, Inc.	5,267	248,392
Progressive Corp. (The)	428	33,063
Prudential Financial, Inc.	17,042	1,532,928
Travelers Cos., Inc. (The)	3,323	494,097
Unum Group	6,317	187,741

		5,620,918

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(a)	817	997,671
Alphabet, Inc., Class C(a)	1,721	2,097,899
Care.com, Inc.(a)	12,981	135,651
Cargurus, Inc.(a)(b)	2,084	64,500
Facebook, Inc., Class A(a)	15,009	2,672,803
Match Group, Inc.	960	68,582
Pinterest, Inc., Class A(a)(b)	8,048	212,870
Yelp, Inc.(a)	1,798	62,481

		6,312,457

Internet & Direct Marketing Retail — 3.2%(a)
Amazon.com, Inc.	3,024	5,249,392
Etsy, Inc.	2,280	128,820
RealReal, Inc. (The)	1,044	23,344

		5,401,556

IT Services — 5.5%
Accenture plc, Class A	452	86,942
Amdocs Ltd.	1,070	70,738
Automatic Data Processing, Inc.	13,670	2,206,612
Booz Allen Hamilton Holding Corp.	2,220	157,664
GoDaddy, Inc., Class A(a)	7,750	511,345
Mastercard, Inc., Class A	11,868	3,222,993
Paychex, Inc.	18,774	1,553,924
Square, Inc., Class A(a)	2,338	144,839
Unisys Corp.(a)	14,526	107,928
VeriSign, Inc.(a)	1,925	363,113
Visa, Inc., Class A	4,520	777,485

		9,203,583

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	2,735	137,844
Mettler-Toledo International, Inc.(a)	316	222,590
Thermo Fisher Scientific, Inc.	1,773	516,422
Waters Corp.(a)	514	114,740

		991,596

Machinery — 3.1%
Crane Co.	12,465	1,005,053
IDEX Corp.	2,687	440,345
Ingersoll-Rand plc	1,822	224,489

Security	Shares	Value

Machinery (continued)
Oshkosh Corp.	9,497	$719,873
PACCAR, Inc.(b)	28,713	2,010,197
Parker-Hannifin Corp.	588	106,199
Snap-on, Inc.(b)	4,262	667,173

		5,173,329

Media — 2.0%
AMC Networks, Inc., Class A(a)	3,033	149,102
Comcast Corp., Class A	12,084	544,747
Gray Television, Inc.(a)	9,759	159,267
iHeartMedia, Inc., Class A(a)	4,934	74,010
Interpublic Group of Cos., Inc. (The)	73,204	1,578,278
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	476	19,787
New Media Investment Group, Inc.(b)	1,885	16,607
Sinclair Broadcast Group, Inc., Class A	6,586	281,486
Sirius XM Holdings, Inc.(b)	85,549	535,109

		3,358,393

Metals & Mining — 0.2%
Alcoa Corp.(a)	6,480	130,054
Freeport-McMoRan, Inc.	9,711	92,934
Materion Corp.	1,167	71,607

		294,595

Multiline Retail — 0.5%
Dollar General Corp.	2,113	335,840
Target Corp.	4,066	434,696

		770,536

Multi-Utilities — 0.7%
Consolidated Edison, Inc.	11,177	1,055,891
DTE Energy Co.	336	44,675

		1,100,566

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	2,932	347,735
ConocoPhillips	20,892	1,190,426
Continental Resources, Inc.(a)	3,364	103,578
EOG Resources, Inc.(b)	5,059	375,479
Exxon Mobil Corp.	19,922	1,406,692
Phillips 66	6,072	621,773
Range Resources Corp.	3,779	14,436
SM Energy Co.	2,125	20,591
Teekay Corp.(b)	10,158	40,632
Valero Energy Corp.(b)	4,191	357,241
Whiting Petroleum Corp.(a)	3,893	31,261
Williams Cos., Inc. (The)	15,888	382,265

		4,892,109

Paper & Forest Products — 0.2%
Boise Cascade Co.	4,900	159,691
Clearwater Paper Corp.(a)	4,544	95,969

		255,660

Personal Products — 0.6%(b)
Estee Lauder Cos., Inc. (The), Class A	4,299	855,286
USANA Health Sciences, Inc.(a)	1,079	73,793

		929,079

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	21,656	1,098,176
Eli Lilly & Co.	2,766	309,322
Johnson & Johnson	22,770	2,945,983
Merck & Co., Inc.	14,075	1,184,833
Pfizer, Inc.	9,572	343,922
Prestige Consumer Healthcare, Inc.(a)(b)	7,283	252,647

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis, Inc.	7,750	$965,572

		7,100,455

Professional Services — 0.9%
CoStar Group, Inc.(a)	896	531,507
Insperity, Inc.	4,083	402,666
Robert Half International, Inc.	4,200	233,772
TriNet Group, Inc.(a)	5,090	316,547

		1,484,492

Road & Rail — 0.5%
Covenant Transportation Group, Inc., Class A(a)	1,496	24,594
CSX Corp.	1,899	131,544
Landstar System, Inc.	3,284	369,713
Lyft, Inc., Class A(a)	5,532	225,927
Marten Transport Ltd.	939	19,512
Universal Logistics Holdings, Inc.	3,296	76,731

		848,021

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.(a)	1,129	32,730
Amkor Technology, Inc.(a)	12,836	116,808
Applied Materials, Inc.	10,197	508,830
Broadcom, Inc.	474	130,857
Cirrus Logic, Inc.(a)	12,034	644,782
Cypress Semiconductor Corp.	2,054	47,940
Intel Corp.	18,356	945,885
Lam Research Corp.	277	64,017
NVIDIA Corp.	7,778	1,353,916
QUALCOMM, Inc.	2,957	225,560
Texas Instruments, Inc.	8,575	1,108,233
Xilinx, Inc.	2,283	218,940

		5,398,498

Software — 7.1%
ACI Worldwide, Inc.(a)	3,046	95,416
Adobe, Inc.(a)	5,646	1,559,708
Cloudflare, Inc., Class A(a)	6,311	117,195
Dropbox, Inc., Class A(a)	2,043	41,207
Intuit, Inc.	2,989	794,895
j2 Global, Inc.	411	37,327
Manhattan Associates, Inc.(a)	2,209	178,200
Microsoft Corp.	41,953	5,832,726
Paylocity Holding Corp.(a)	2,611	254,781
RingCentral, Inc., Class A(a)	400	50,264
salesforce.com, Inc.(a)	11,775	1,747,881
ServiceNow, Inc.(a)	3,859	979,607
Workday, Inc., Class A(a)	1,829	310,857

		12,000,064

Specialty Retail — 1.3%
Asbury Automotive Group, Inc.(a)	1,681	172,016
AutoZone, Inc.(a)	124	134,493
Home Depot, Inc. (The)	4,341	1,007,199
Lithia Motors, Inc., Class A	1,481	196,055
Ross Stores, Inc.	3,381	371,403
Sonic Automotive, Inc., Class A	5,501	172,786

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	641	$57,972

		2,111,924

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	27,212	6,094,672
HP, Inc.	51,001	964,939
Pure Storage, Inc., Class A(a)	1,947	32,982

		7,092,593

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.(a)	4,532	872,546
NIKE, Inc., Class B	3,588	336,985

		1,209,531

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.(a)	3,217	153,354
LendingTree, Inc.(a)	171	53,084
MGIC Investment Corp.	13,150	165,427
United Community Financial Corp.	528	5,692
Washington Federal, Inc.	574	21,232

		398,789

Tobacco — 0.8%
Altria Group, Inc.	17,722	724,830
Philip Morris International, Inc.	7,643	580,333

		1,305,163

Trading Companies & Distributors — 0.5%
GATX Corp.(b)	10,609	822,516

Water Utilities — 1.1%
American Water Works Co., Inc.	14,778	1,835,871

Wireless Telecommunication Services — 0.3%
Gogo, Inc.(a)	8,622	51,991
Telephone & Data Systems, Inc.	13,921	359,162
United States Cellular Corp.(a)	3,554	133,559

		544,712

Total Common Stocks — 99.3% (Cost: $160,367,854)		166,919,044

Total Long-Term Investments — 99.3% (Cost: $160,367,854)		166,919,044

Short-Term Securities — 6.8%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	1,787,499	1,787,499
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	51,162	51,162
SL Liquidity Series, LLC, Money Market Series, 2.13%(d)*	9,531,145	9,533,051

Total Short-Term Securities — 6.8% (Cost: $11,371,712)		11,371,712

Total Investments — 106.1% (Cost: $171,739,566)		178,290,756

Liabilities in Excess of Other Assets — (6.1)%		(10,177,419)

Net Assets — 100.0%		$168,113,337

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund

*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	2,833,530	(1,046,031)	1,787,499	$1,787,499	$32,723		$—		$—
SL Liquidity Series, LLC, Money Market Series	6,092,861	3,438,284	9,531,145	9,533,051	22,419	(b)	3,071		219

				$11,320,550	$55,142		$3,071		$219

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Advantage U.S. Total Market V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	11	12/20/19	$ 1,638	$(14,740)

Glossary of Terms Used in this Report

Portfolio Abbreviation

S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$166,919,044	$—	$—	$166,919,044
Short-Term Securities	1,838,661	—	—	1,838,661

Subtotal	$168,757,705	$—	$—	$168,757,705

Investments Valued at Net Asset Value (“NAV”)(b)				9,533,051

Total Investments				$178,290,756

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(14,740)	$—	$—	$(14,740)

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1 are included in industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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